SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 14:-	SHAREHOLDERS' EQUITY

1.
The Ordinary shares of the Company are traded on the NASDAQ Global Market since April 1999 and on the Tel Aviv Stock Exchange Ltd. since April 2015.

Ordinary shares confer on their holders the right to receive notice to participate and vote in general meetings of the Company, the right to a share in excess assets upon liquidation of the Company and the right to receive dividends, if declared.

2.
On December 31, 2013 following the approval of the Company board of directors and the approval of the Company shareholders, the Company issued a net sum of 1,300,580 ordinary shares in consideration for the purchase of twelve luxury condominium units in Miami Beach, Florida from private companies indirectly controlled by Capri, the Company's controlling shareholder.

3.	On March 22, 2022, the Company's controlling shareholder and its affiliates, have successfully completed a full tender offer for the Company's ordinary shares (see Note 18a).